Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements
4. Fair Value Measurements
The following table presents the Company’s financial liabilities that are measured at fair value on a recurring basis and the level of inputs used in such measurements (in thousands):

	September 30, 2025
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Equity investment	$16,351	$16,351	$—	$—
Digital assets	196,633	196,633	—	—

Total assets	$212,984	$212,984	$—	$—

Liabilities
Oramed Note	$24,863	$—	$—	$24,863
Tranche B Notes	20,810	—	—	20,810
Purchased revenue liability	15,800	—	—	15,800
Derivative liabilities	81,982	—	—	81,982
Equity line of credit commitment shares liability	2,952	2,952	—	—
Other long-term liabilities	169	—	—	169

Total liabilities	$146,576	$2,952	$—	$143,624

	December 31, 2024
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Oramed Note	$12,161	$—	$—	$12,161
Tranche B Notes	23,560	—	—	23,560
Purchased revenue liability	6,800			6,800
Derivative liabilities	18,303	—	—	18,303
Other long-term liabilities	155	—	—	155

Total liabilities	$60,979	$—	$—	$60,979

The Oramed Note
In September 2023, the Company issued a senior secured promissory note to Oramed in the principal amount of $
101.9
million (the “Oramed Note”) (see Note 7). The Company elected the fair value option to account for the Oramed Note with any changes in the fair value of the note recorded in the unaudited condensed consolidated statements of operations, with the exception of changes in fair value due to instrument-specific credit risk, if any, which are recorded as a component of other comprehensive income. The Company uses a discounted cash flow model to determine the fair value of the Oramed Note based on Level 3 inputs. This methodology discounts the interest and principal payments using a risk-adjusted discount rate. The fair value as of September 30, 2025 and December 31, 2024 was determined to be $
24.9 million and $12.2
million, respectively, by applying a discount rate of
 36.00% and 128.82
%, respectively. For the three and nine months ended September 30, 2025, the Company recorded a loss of $
6.4 million and $12.7
million in change in fair value of the Oramed Note in the unaudited condensed consolidated statements of operations, respectively. For the three and nine months ended September 30, 2024, the Company recorded a gain of $0.6 million and a loss of $7.6 million in change in fair value of the Oramed Note in the unaudited condensed consolidated statements of operations, respectively. For each of the three and nine months ended September 30, 2025, the change in fair value due to instrument-specific credit risk recorded as a component of other comprehensive income was nil. The change in fair value due to instrument-specific credit risk recorded as a component of other comprehensive income was $3.2 million and $5.0 million during the three and nine months ended September 30, 2024, respectively.
Tranche B Notes
In October 2024, the Company entered into the Tranche B Securities Purchase Agreement to issue and sell the Tranche B Notes in the principal amount of $
50.0
million (see Note 7). The Company elected the fair value option to account for the Tranche B Notes with any changes in the fair value of such notes recorded in the unaudited condensed consolidated statements of operations, with the exception of changes in fair value due to instrument-specific credit risk, if any, which are recorded as a component of other comprehensive income. The Tranche B Notes are measured at fair value on a recurring basis using Level 3 inputs. The Company uses the Binomial Lattice Model valuation technique to measure the fair value of the Tranche B Notes. The fair value as of September 30, 2025 and December 31, 2024, was determined to be $
20.8 million and $23.6
million, respectively. For the three and nine months ended September 30, 2025, the Company recorded a loss of $
6.2
 million and $12.9 million, respectively, in change in fair value of the Tranche B Notes in the unaudited condensed consolidated statement of operations. The change in fair value due to instrument-specific credit risk recorded as a component of other comprehensive income was $
2.9
million for each of the three and nine months ended September 30, 2025.

Purchased Revenue Liability
In October 2024, the Company entered into a Purchase and Sale Agreement (“ZTlido Royalty Purchase Agreement”) with certain institutional investors (collectively, the “ZTlido Royalty Investors”) and Oramed (see
Note 7). In February 2025, the Company also entered into a Purchase and Sale Agreement (“Gloperba-Elyxyb Royalty Purchase Agreement”) with certain institutional investors (collectively, the “Gloperba-Elyxyb Royalty Investors”) and Oramed (see Note 7). The Company elected the fair value option for the purchased revenue liability for both agreements with changes in fair value recorded as change in fair value of debt and liability instruments in the unaudited condensed consolidated statements of operations, with the exception of changes in fair value due to instrument-specific credit risk, if any, which are recorded as a component of other comprehensive income. The Company uses a Scenario-Based Method valuation technique to measure the fair value of the purchased revenue liability. The aggregate fair value of both agreements as of September 30, 2025 and December 31, 2024, was determined to be $
15.8 million and $6.8
million, respectively. For the three and nine months ended September 30, 2025, the Company recorded a loss of $
9.5
million and $10.9 million, respectively, in change in fair value of the purchased revenue liability in the unaudited condensed consolidated statement of operations.
Derivative Liabilities
The Company recorded a loss of $
58.4
million and $60.3 million for the three and nine months ended September 30, 2025, respectively, attributed to warrant liabilities consisting of the Private Warrants, the February 2024 BDO Firm Warrants, the April 2024 RDO Common Warrants, Deposit Warrant, the October 2024 Noteholder Warrants, December 2024 RDO Common Warrants, the New Tranche B Warrants and the September 2025 Warrants (each as defined below). The Company recorded a gain of $
18.1
million and $2.4 million for the three and nine months ended September 30, 2024, respectively, attributed to warrant liabilities consisting of the Private Warrants, the February 2024 BDO Firm Warrants and the April 2024 RDO Common Warrants. The Company assumed the private placement warrants from Vickers in November 2022 in connection with the Scilex Business Combination (the “Private Warrants”).
As of
S
e
p
t
e
m
b
e
r
 3
0
, 2025, the following warrants to purchase Common Stock that are included in derivative liabilities were outstanding: 1,000,000 Private Warrants, which are currently exercisable for an aggregate of up to 28,572 shares of Common Stock, 3,803,447 February 2024 BDO Firm Warrants, which are currently exercisable for an aggregate of up to 108,686 shares of Common Stock, 15,000,000 April 2024 RDO Common Warrants, which are currently exercisable for an aggregate of up to 428,572 shares of Common Stock, 3,250,000 Deposit Warrant, which are currently exercisable for an aggregate of up to 3,250,000 shares of Common Stock, October 2024 Noteholder Warrants exercisable for an aggregate of up to
107,142
shares of Common Stock, and December 2024 RDO Common Warrants exercisable for an aggregate of up to
1,013,122
shares of Common Stock, 500,000 New Tranche B Warrants and 275,000 September 2025 Warrants. As of September 30, 2025, the fair value of derivative warrant liabilities related to these warrants was $
82.0 million.
The following table includes a summary of the derivative liabilities measured at fair value during the nine months ended September 30, 2025 (in thousands):

Fair Value
Ending Balance as of December 31, 2024	$18,303
Change in fair value measurement	60,324
Issuance of September 2025 Warrants	3,091
Tranche B deferral modification	(839)
Change in fair value related to the October 2024 Noteholder Warrants exchanged for New Tranche B Warrants	1,103
Ending Balance as of September 30, 2025	$81,982

Warrant Liability Measurement

The derivative warrant liability was valued using the Black-Scholes option pricing model, which is considered to be a Level 3 fair value measurement. The primary unobservable input utilized in determining the fair value of the warrant is the expected volatility of the Common Stock. The expected volatility assumption is based on the

Company’s historical volatility, historical volatilities of comparable companies whose share prices are publicly available as well as the implied volatility of the Public Warrants (as defined below), described in Note 9 of the Notes to Consolidated Financial Statements in the Annual Report on Form
10-K.
A summary of the inputs used in valuing the derivative warrant liabilities as of September 30, 2025 is as follows:

	Private Warrants	February 2024 BDO Firm Warrants	April 2024 RDO Common Warrants	Deposit Warrant	October 2024 Noteholder Warrants	December 2024 RDO Common Warrants (5yr)	December 2024 RDO Common Warrants (2.5yr)	New Tranche B Warrants	September 2025 Warrants
Exercise price	$402.50	$59.50	$38.50	$1.20	$36.40	$22.72	$22.72	$40.00	$20.00
Term, in years	2.11	3.43	3.57	3.72	4.02	4.20	1.70	4.02	4.20
Volatility	91.0%	77.0%	77.0%	70.0%	73.0%	72.0%	84.0%	73.0%	72.0%
Risk-free rate	3.57%	3.61%	3.61%	3.62%	3.64%	3.65%	3.59%	3.64%	3.65%
Dividend yield	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
A summary of the inputs used in valuing the derivative warrant liabilities as of December 31, 2024 is as follows:

	Private Warrants	February 2024 BDO Firm Warrants	April 2024 RDO Common Warrants	Deposit Warrant	October 2024 Noteholder Warrants	December 2024 RDO Common Warrants (5yr)	December 2024 RDO Common Warrants (2.5yr)
Exercise price	$402.50	$59.50	$38.50	$1.20	$36.40	$22.72	$22.72
Term, in years	2.86	4.18	4.32	4.47	4.77	4.95	2.45
Volatility	109.0%	81.0%	80.0%	73.0%	77.0%	76.0%	95.0%
Risk-free rate	4.22%	4.29%	4.30%	4.30%	4.32%	4.33%	4.21%
Dividend yield	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Contingent Consideration Related to
SP-104
Acquisition
The Development Milestone Payment related to the
SP-104
Assets represents an obligation to potentially settle a fixed value in a variable number of shares of Common Stock and requires remeasurement at fair value through settlement.
Upon the achievement of FDA approval for a new drug application for
SP-104,
the Company will transfer $3.0 million in cash or shares of Common Stock to Aardvark, at the discretion of the Company. The fair value of the contingent consideration liability associated with the Development Milestone Payment was estimated using a probability-weighted discounted cash flow method. Significant unobservable inputs assumptions included the likelihood of receiving FDA approval for
SP-104,
expected timing for receipt of FDA approval for
SP-104,
and a discount rate of 9.3
%. As of each of September 30, 2025 and December 31, 2024, the fair value of contingent consideration related to the Development Milestone Payment was $
0.2 million.
Equity Line of Credit
On July 22, 2025, the Company entered into that certain common stock purchase agreement (the “Tumim Purchase Agreement”), by and between the Company and Tumim Stone Capital, LLC (“Tumim”), the Company has the right, but not the obligation, to sell to the Tumim up to the lesser of: (a) $100,000,000 of newly issued shares of Common Stock (“Commitment Amount”) and (b) the Exchange Cap (as defined below), from time to time, at the Company’s sole discretion (each such sale, a “VWAP Purchase”) by delivering an irrevocable written notice to Tumim (each such notice, a “VWAP Purchase Notice”). The Company shall be permitted to deliver a VWAP Purchase Notice to Tumim during the period commencing on the Commencement Date (as defined in the

Tumim Purchase Agreement) and the date that is the first day of the month following the 24-month anniversary
of the date on which the initial Tumim Registration Statement (as defined below) has been declared effective by the SEC, subject to the terms and conditions set forth therein, and unless the Tumim Purchase Agreement is earlier terminated in accordance with its terms.
Tumim’s purchases of shares of Common Stock under the Tumim Purchase Agreement, if any, will be subject to certain limitations, including that Tumim may not purchase shares that would result in it (together with its affiliates) owning more than 4.99% (or, at the election of Tumim, 9.99%) of the then-issued and outstanding shares of Common Stock. In addition, unless stockholder approval of a waiver of the Exchange Cap (as defined below) is obtained, the Company shall not issue or sell any shares of Common Stock pursuant to the Tumim Purchase Agreement, if, after giving effect thereto, the aggregate number of shares of Common Stock that would be issued pursuant to the Tumim Purchase Agreement and the transactions contemplated thereby would exceed 1,390,443 (representing 19.99% of the number of shares of Common Stock issued and outstanding immediately prior to the execution of the Tumim Purchase Agreement) (such maximum number of shares, the “Exchange Cap”). However, the Exchange Cap shall not be applicable for any purposes of the Tumim Purchase Agreement and the transactions contemplated thereby, to the extent that (and only for so long as) the average price of all applicable sales of Common Stock under the Tumim Purchase Agreement equals or exceeds $8.09, which is the Minimum Price (as defined in the Tumim Purchase Agreement). The Company is under no obligation to seek stockholder approval of a waiver of the Exchange Cap.
As consideration for Tumim’s commitment to purchase shares of Common Stock, the Company shall issue 150,000 shares of Common Stock to Tumim as a commitment fee (the “Commitment Shares”) upon effectiveness of the Tumim Registration Statement (as defined below). As of September 30, 2025, the Company had not yet issued the Commitment Shares. Accordingly, the Company recorded a liability within accrued expenses of approximately $3.0 million, representing the fair value of the shares as of September 30, 2025. This amount was also recognized as an expense during the period in connection with the underlying transaction.
In connection with the transactions contemplated by, and concurrently with the execution of, the Tumim Purchase Agreement, the Company and Tumim also entered into a Registration Rights Agreement, dated as of July 22, 2025 (the “Tumim Registration Rights Agreement”), pursuant to which the Company agreed to file with the SEC one or more registration statements (each, a “Tumim Registration Statement”), to register under the Securities Act the offer and resale by Tumim of all of the shares that may be issued by the Company to Tumim from time to time under the Tumim Purchase Agreement, including the Commitment Shares. Tumim’s obligation to purchase shares of Common Stock pursuant to the Tumim Purchase Agreement is subject to such a Tumim Registration Statement being filed with the SEC and declared effective.
On October 30, 2025 the Company and Tumim entered into a termination agreement (the “Termination Agreement”), pursuant to which each of the Tumim Purchase Agreement and the Tumim Registration Rights Agreement (together, the “Original Agreements”) shall terminate upon payment in full of an aggregate of $2.7 million by the Company to Tumim in lieu of the issuance of the Commitment Shares with $500,000 to be paid on or before each of October 31, 2025 and November 14, 2025 and the remaining $1.7 million to be paid on or before December 15, 2025. The Company made the first two payments on October 31, 2025 and November 13, 2025, respectively.

4. Fair Value Measurements
The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and the level of inputs used in such measurements (in thousands):

	December 31, 2024
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Oramed Note	$12,161	$—	$—	$12,161
Tranche B Notes	23,560	—	—	23,560
Purchased Revenue Liability	6,800	—	—	6,800
Derivative liabilities	18,303	—	—	18,303
Other long-term liabilities	155	—	—	155

Total liabilities measured at fair value	$60,979	$—	$—	$60,979

	December 31, 2023
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Oramed Note	$104,089	$—	$—	$104,089
Convertible Debentures	4,340	—	—	4,340
Derivative liabilities	1,518	—	—	1,518
Other long-term liabilities	179	—	—	179

Total liabilities measured at fair value	$110,126	$—	$—	$110,126

The Oramed Note
In September 2023, the Company issued a senior secured pro
mis
sory note to Oramed in the principal amount of $101.9 million (the “Oramed Note”) (see Note 7). The Company elected the fair value option to account for the Oramed Note with any changes in the fair value of such note recorded in the consolidated statements of operations, with the exception of changes in fair value due to instrument-specific credit risk, if any, which are recorded as a component of other comprehensive income. The Company uses a discounted cash flow model to determine the fair value of the Oramed Note based on Level 3 inputs. This methodology discounts the interest and principal payments using a risk-adjusted discount rate. The fair value as of December 31, 2024 and 2023 was determined to be $12.2 million and $104.1 million, respectively, by applying a discount rate of 128.82% and 13.05%, respectively. For the years ended December 31, 2024 and 2023, the Company recorded a loss of $3.6 million and $2.8 million in change in fair value of the Oramed Note, respectively. For the years ended December 31, 2024 and 2023, the change in fair value due to instrument-specific credit risk recorded as a component of other comprehensive income was $6.3 million and nil, respectively. During the year ended December 31, 2024 the Company reclassified $5.0 million from accumulated other comprehensive income to the consolidated statement of operations. This reclassification was related to the principal payments and partial conversion of the Oramed Note balance into the Tranche B Notes (see Note 7).
FSF Deposit
In June 2024, the Company received the FSF Deposit in the aggregate principal amount of $10.0 million from FSF Lender (see Note 2 and Note 7). The Company elected the fair value option to account for the FSF Deposit with any changes in the fair value of the deposit recorded in the consolidated statements of operations and comprehensive loss. For the year ended December 31, 2024, the Company recorded a loss of $4.7 million in change in fair value of the FSF Deposit in the consolidated statement of operations. In November 2024, the Company delivered the Additional Product to Endeavor and fully satisfied the remaining obligations in respect of the FSF Deposit. Upon the satisfaction of the FSF Deposit, the Deposit Warrant became a freestanding instrument under ASC 480 and was included in derivative liabilities on the Company’s consolidated balance sheet.
Tranche B Notes
In October 2024, the Company entered into the Tranche B Securities Purchase Agreement to issue and sell the Tranche B Notes in the principal amount of $50.0 million (see Note 7). The Company elected the fair value option to account for the Tranche B Notes with any changes in the fair value of such notes recorded in the consolidated statements of operations, with the exception of changes in fair value due to instrument-specific credit risk, if any, which are recorded as a component of other comprehensive income. The Tranche B Notes are measured at fair value on a recurring basis using the Level 3 inputs. The Company uses the Binomial Lattice Model valuation technique to measure the fair value of the Tranche B Notes. The fair value as of December 31, 2024, was determined to be $23.6 million. For the year ended December 31, 2024, the Company recorded a gain of $6.6 million in change in fair value of the Tranche B Notes in the consolidated statement of operations.
Purchased Revenue Liability
In October 2024, the Company entered into the ZTlido Royalty Purchase Agreement with certain institutional investors (collectively, the “ZTlido Royalty Investors”) and Oramed (see Note 7). The Company elected the fair value option for the purchased revenue liability with changes in fair value recorded as change in fair value of debt and liability instruments in the consolidated statements of operations, with the exception of changes in fair value due to instrument-specific credit risk, if any, which are recorded as a component of other comprehensive income. The Company uses a Scenario-Based Method valuation technique to measure the fair value of the purchased revenue liability. The fair value as of December 31, 2024, was determined to be $6.8 million. For the year ended December 31, 2024, the Company recorded a loss of $0.9 million in change in fair value of the purchased revenue liability in the consolidated statement of operations.
Convertible Debentures
In March and April 2023, the Company issued the Convertible Debentures in the principal amount of $25.0 million (see Note 7). The Convertible Debentures were measured at fair value on a recurring basis using Level 3 inputs. The Company used the Binomial Lattice Model valuation technique to measure the fair value of the Convertible Debentures with any changes in the fair value of the Convertible Debentures recorded in the consolidated statements of operations and comprehensive loss. Interest expense related to the Convertible Debentures is included in the changes in fair value. For the years ended December 31, 2024 and 2023, the Company recorded a loss of $35.0 thousand and a loss of $4.4 million in change in fair value of the Convertible Debentures, respectively. The Company fully repaid the Convertible Debentures in March 2024.
Derivative Liabilities
The Company recorded a gain of $17.4 million for the year ended December 31, 2024, attributed to warrant liabilities consisting of the Private Warrants, the February 2024 BDO Firm Warrants, the April 2024 RDO Common Warrants, the October 2024 Noteholder Warrants, and December 2024 RDO Common Warrants (each as defined below). The Company recorded a loss of $
0.5
 million for the year ended December 31, 2023, on derivative liabilities which was attributed to the Private Warrants that the Company assumed from Vickers in November 2022 in connection with the Business Combination (“Private Warrants”)
.

As
of December 31, 2024, the following warrants to purchase Common Stock that are included in derivative liabilities were outstanding: 1,000,000 Private Warrants,

which are currently exercisable for an aggregate of up to 28,572 shares of Common Stock,

3,803,447 February 2024 BDO Firm Warrants,

which are currently exercisable for an aggregate of up to 108,686 shares of Common Stock,

15,000,000 April 2024 RDO Common Warrants,

which are currently exercisable for an aggregate of up to 428,572 shares of Common Stock,
3,250,000 Deposit Warrant,

which are currently exercisable for an aggregate of up to
3,250,000
shares of Common Stock, 7,500,000
October 2024 Noteholder Warrants
, which are currently exercisable for an aggregate of up to 214,284 shares of Common Stock,

and 57,512,958 December 2024 RDO Common Warrants
, which are currently exercisable for an aggregate of up to 1,642,871 shares of Common Stock
. As of December 31, 2024, the fair value of derivative warrant liabilities related to these warrants was $18.3 million.
The following table includes a summary of the derivative liabilities measured at fair value during the years ended December 31, 2024 and 2023 (in thousands):

Fair Value

Ending Balance as of December 31, 2022	$1,231
Change in fair value measurement	512
Forfeiture of Private Warrants	(225)

Ending Balance as of December 31, 2023	1,518
Issuance of February 2024 BDO Firm Warrants as part of February 2024 BDO, April 2024 RDO Common Warrants as part of April 2024 RDO, October 2024 Noteholder Warrants as part of Tranche B Notes, December 2024 RDO Common Warrants as part of December 2024 RDO, and December 2024 RDO Pre-Funded Warrants as part of December 2024 RDO	34,330
Reclass of Deposit Warrant liability upon satisfaction of FSF Deposit	1,690
Cancellation of Private Warrants as part of Oramed Letter Agreement	(445)
Warrant amendment and exercise as part of December 2024 RDO	(428)
Settlement of December 2024 RDO Pre-Funded Warrants	(984)
Change in fair value measurement	(17,378)

Ending Balance as of December 31, 2024	$18,303

Warrant Liability Measurement
The derivative warrant liability was valued using the Black-Scholes option pricing model, which is considered to be Level 3 fair value measurement. The primary unobservable input utilized in determining the fair value of the warrant is the expected volatility of the Common Stock. The expected volatility assumption is based on the Company’s historical volatility, historical volatilities of comparable companies whose share prices are publicly available as well as the implied volatility of the Public Warrants (see Note 9). A summary of the inputs used in valuing the derivative warrant liabilities is as follows:

	Private Warrants	February 2024 BDO Firm Warrants	April 2024 RDO Common Warrants	Deposit Warrant	October 2024 Noteholder Warrants	December 2024 RDO Common Warrants (5yr)	December 2024 RDO Common Warrants (2.5yr)
	December 31, 2024

Exercise price	$402.50	$59.50	$38.50	$1.20	$36.40	$22.72	$22.72
Term, in years	2.86	4.18	4.32	4.47	4.77	4.95	2.45
Volatility	109.0%	81.0%	80.0%	73.0%	77.0%	76.0%	95.0%
Risk-free rate	4.22%	4.29%	4.30%	4.30%	4.32%	4.33%	4.21%
Dividend yield	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Private Warrants
December 31, 2023

Exercise price	$402.50
Term, in years	3.86
Volatility	76.0%
Risk-free rate	3.90%
Dividend yield	0.0%
Contingent Consideration Related to
SP-104
Acquisition
The Development Milestone Payment related to the
SP-104
Assets represents an obligation to potentially settle a fixed value in a variable number of shares of Common Stock and requires remeasurement at fair value through settlement.
Upon the achievement of FDA approval for a new drug application for
SP-104,
the Company will transfer $3.0 million in cash or shares of Common Stock, at the discretion of the Company. The fair value of the contingent consideration liability associated with the Development Milestone Payment was estimated using a probability-weighted discounted cash flow method. Significant unobservable inputs assumptions included the likelihood of receiving FDA approval for
SP-104,
expected timing for receipt of FDA approval for
SP-104,
and a discount rate of 10.0%. As of December 31, 2024 and 2023, the fair value of contingent consideration related to the Development Milestone Payment was $0.2 million.
There were no transfers between fair value measurement levels during the years ended December 31, 2024 and 2023.